The Merger, Offering and Other Related Transactions (Private Placement Offering and Offer to Amend and Exercise, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			1 Months Ended
	Feb. 06, 2014	Jan. 14, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Oct. 31, 2014	Nov. 30, 2014
Private Placement Offering [Line items]
Number of Units issued	9,720,000	20,580,000	30,300,000
Price per Unit	$ 1.00	$ 1.00	$ 1.00
Shares attached to each Unit	1	1	1
Warrants attached to each Unit	1	1	1
Gross proceeds				$ 2,000	$ 3,311
Repayment of senior note			2,596	1,829	610
Conversion price			$ 1.00
Payment of debt conversion and private placement commission			3,030
Number of shares called by warrants			36,055,000	1,388,573			30,300,000
Bridge Warrants [Member]
Private Placement Offering [Line items]
Exercise price			$ 1.00			$ 1.00
Expiration period			3 years			3 years
Number of shares called by warrants			2,500,000
PPO Warrants [Member]
Private Placement Offering [Line items]
Exercise price			$ 2.00					$ 2.00
Expiration period			5 years
Number of shares called by warrants			30,300,000					22,755,500
PPO Warrants [Member] | Offer to Amend and Exercise [Member]
Private Placement Offering [Line items]
Exercise price								$ 1.00
Bridge Agent Warrants [Member]
Private Placement Offering [Line items]
Exercise price			$ 1.00
Expiration period			5 years
Number of shares called by warrants			500,000
PPO Agent Warrants [Member]
Private Placement Offering [Line items]
Exercise price			$ 1.00
Number of shares called by warrants			2,500,000
2013 Bridge Notes [Member]
Private Placement Offering [Line items]
Gross proceeds			25,300
Debt and accrued interest			5,083			83
Repayment of senior note			2,553
Payment of offering costs			$ 3,338
Number of shares called by warrants						5,000,000